Property, plant and equipment and investment property - Summary Of Property, plant and equipment and investment property (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	£ 310	£ 366
Beginning Balance	366	515
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	(19)
Transfers to investment property	0
Ending Balance	1,006	975
Transfer to assets classified as held for sale	(48)	(15)
Reclassifications and transfers	0	4
Disposals and retirements	(74)	(185)
Additions	101	96
Exchange differences	71	(1)
Beginning Balance	975	1,076
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(46)	(146)
Charge for the year	(90)	(95)
Disposals of businesses (note 31)	8
Transfers to investment property	0
Ending Balance	(696)	(609)
Transfer to assets classified as held for sale	32	8
Reclassifications and transfers	0	2
Disposals and retirements	58	183
Exchange differences	(49)	0
Beginning Balance	(609)	(561)
Land and buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	125	196
Beginning Balance	196	329
Land and buildings [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	45	90
Beginning Balance	90	97
Land and buildings [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	(10)
Transfers to investment property	(141)
Ending Balance	354	465
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	(23)	(6)
Additions	33	32
Exchange differences	30	0
Beginning Balance	465	439
Land and buildings [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	(1)
Transfers to investment property	(32)
Ending Balance	178	226
Transfer to assets classified as held for sale	(45)	(15)
Reclassifications and transfers	13	35
Disposals and retirements	(5)	(100)
Additions	4	8
Exchange differences	18	2
Beginning Balance	226	296
Land and buildings [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(15)	(119)
Charge for the year	(44)	(46)
Disposals of businesses (note 31)	2
Transfers to investment property	101
Ending Balance	(229)	(269)
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	13	7
Exchange differences	(17)	(1)
Beginning Balance	(269)	(110)
Land and buildings [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(9)	(22)
Charge for the year	(13)	(16)
Disposals of businesses (note 31)	1
Transfers to investment property	3
Ending Balance	(133)	(136)
Transfer to assets classified as held for sale	30	8
Reclassifications and transfers	0	(5)
Disposals and retirements	5	99
Exchange differences	(14)	(1)
Beginning Balance	(136)	(199)
Plant and equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	0	0
Beginning Balance	0	3
Plant and equipment [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	58	51
Beginning Balance	51	65
Plant and equipment [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Transfers to investment property	0
Ending Balance	5	5
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	(1)	(7)
Additions	1	0
Exchange differences	0	0
Beginning Balance	5	12
Plant and equipment [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	(8)
Transfers to investment property	(1)
Ending Balance	257	250
Transfer to assets classified as held for sale	(3)	0
Reclassifications and transfers	27	0
Disposals and retirements	(39)	(72)
Additions	8	17
Exchange differences	23	(3)
Beginning Balance	250	308
Plant and equipment [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	0	0
Charge for the year	(1)	(3)
Disposals of businesses (note 31)	0
Transfers to investment property	0
Ending Balance	(5)	(5)
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	1	6
Exchange differences	0	1
Beginning Balance	(5)	(9)
Plant and equipment [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(3)	(5)
Charge for the year	(26)	(30)
Disposals of businesses (note 31)	5
Transfers to investment property	1
Ending Balance	(199)	(199)
Transfer to assets classified as held for sale	2	0
Reclassifications and transfers	0	7
Disposals and retirements	39	71
Exchange differences	(18)	1
Beginning Balance	(199)	(243)
Assets in course of construction [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	22	29
Beginning Balance	29	21
Assets in course of construction [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Transfers to investment property	0
Ending Balance	22	29
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	(40)	(31)
Disposals and retirements	0	0
Additions	33	39
Exchange differences	0	0
Beginning Balance	29	21
Assets in course of construction [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	0	0
Charge for the year	0	0
Disposals of businesses (note 31)	0
Transfers to investment property	0
Ending Balance	0	0
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	0	0
Exchange differences	0	0
Beginning Balance	0	0
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	60	0
Beginning Balance	0	0
Investment property [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals of businesses (note 31)	0
Transfers to investment property	174
Ending Balance	190	0
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	(6)	0
Additions	22	0
Exchange differences	0	0
Beginning Balance	0	0
Investment property [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	(19)	0
Charge for the year	(6)	0
Disposals of businesses (note 31)	0
Transfers to investment property	(105)
Ending Balance	(130)	0
Transfer to assets classified as held for sale	0	0
Reclassifications and transfers	0	0
Disposals and retirements	0	0
Exchange differences	0	0
Beginning Balance	£ 0	£ 0